Merchant Cash Advances, Loans and Related Receivables - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Related receivables	$ 0	$ (819)	$ (3,179)
Merchant cash advances
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	15,816	10,420
Provision for credit losses	36,719	13,896
Receivables charged off, net of recoveries	(14,271)	(8,500)
Allowance, end of the year	38,264	15,816
Related receivables	0	(819)
Allowance, net of related receivables	38,264	14,997
Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	2,764	2,361
Provision for credit losses	2,540	1,915
Receivables charged off, net of recoveries	(2,250)	(1,512)
Allowance, end of the year	$ 3,054	$ 2,764